Accounts Payable	6 Months Ended
Jun. 30, 2025
Accounts Payable [Abstract]
Accounts payable

Note 10. Accounts payable

Accounts payable consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Accounts payable to Third parties	1,726,132	3,132,613
Total accounts payable	$1,726,132	$3,132,613